Related-party Transactions (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Gross, Current		$ 73,432
Allowance For Sales Returns and Discounts		(174)
Accounts Receivable, Related Parties, Current	0	73,258
CMO- NingBo [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Gross, Current		31,421
CMO- NanHai [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Gross, Current		13,390
CME- NingBo [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Gross, Current		5,947
Chi Hsin- NingBo [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Gross, Current		3,210
Others (individually below 5%) [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Gross, Current		30
INX [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Gross, Current		17,319
TPO Shanghai
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Gross, Current		$ 2,115